S-K 1603(c) Fiduciary Duties to Other Companies	Jul. 23, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Taylor Rettig	Marubeni Growth Capital US	Investment Firm	President